Basis of Presentation and Summary of Significant Accounting Policies - Additional information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policy [Line Items]
Cash and cash equivalents				$ 325,007,000	$ 10,611,000
Accumulated deficit				1,408,383,000	190,697,000
Revenue recognized				0	0
Provision for doubtful debts				0	0
Trade accounts receivable, written off				0	0	$ 0
Contract asset				0	0
Contract liabilities				$ 10,400,000	0
Expected length of contract				the Company has elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.
Other income, net				$ 1,500,000	2,700,000	300,000
Unsatisfied performance obligations				19,600,000	0
Expenses related to contract costs				0	0
Assets related to costs to obtain contracts				0	0
Loss on extinguishment of convertible notes				(131,908,000)	0	0
Research and development				$ 80,398,000	$ 27,544,000	$ 40,067,000
Goodwill Impaired				If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, we record a goodwill impairment charge for the amount by which the carrying value of the reporting unit exceeds its fair value up to the amount of the goodwill.
Apollo Fusion Inc [Member]
Accounting Policy [Line Items]
Total purchase consideration, net of cash acquired	$ 75,368,000	$ 70,768,000
October 2019 Convertible Notes [Member]
Accounting Policy [Line Items]
Loss on extinguishment of convertible notes			$ 600,000	$ 133,800,000
Exchange of Stock for Stock [Member]
Accounting Policy [Line Items]
Common stock, par value				$ 0.0001